Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	These offered securities may be sold separately, together or as units with other offered securities. There are being registered hereunder such indeterminate number of Ordinary Shares and such indeterminate number of Warrants and Units as may be sold by the Registrant from time to time, with a maximum aggregate public offering price not to exceed $10,000,000. Also includes such indeterminate number of Ordinary Shares as may be issued upon exercise, conversion or exchange of any securities registered hereunder. Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also includes additional ordinary shares issuable upon stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(o) and (h)(1).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of Ordinary Shares and such indeterminate number of Warrants and Units as may be sold by the Registrant from time to time, with a maximum aggregate public offering price not to exceed $10,000,000. Also includes such indeterminate number of Ordinary Shares as may be issued upon exercise, conversion or exchange of any securities registered hereunder. Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also includes additional ordinary shares issuable upon stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(o) and (h)(1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number of Ordinary Shares and such indeterminate number of Warrants and Units as may be sold by the Registrant from time to time, with a maximum aggregate public offering price not to exceed $10,000,000. Also includes such indeterminate number of Ordinary Shares as may be issued upon exercise, conversion or exchange of any securities registered hereunder. Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also includes additional ordinary shares issuable upon stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(o) and (h)(1).
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 870.00
Offering Note	There are being registered hereunder such indeterminate number of Ordinary Shares and such indeterminate number of Warrants and Units as may be sold by the Registrant from time to time, with a maximum aggregate public offering price not to exceed $10,000,000. Also includes such indeterminate number of Ordinary Shares as may be issued upon exercise, conversion or exchange of any securities registered hereunder. Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also includes additional ordinary shares issuable upon stock splits, stock dividends or similar transactions. The amount registered and the proposed maximum offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified pursuant to Instruction 2(A)(ii)(b) of Item 9(b) of Form F-3 under the Securities Act. Separate consideration may or may not be received for securities issuable upon exercise, conversion or exchange of other securities or issued in Units. Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(o) and (h)(1).